INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Loss before income taxes	$ 1,362	$ 6,072	$ 3,024	$ 12,143
Income tax benefit			$ 3	$ 1,052
Effective tax rate			0.10%	8.66%